NOTE 11 – CONCENTRATION RISK	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Risks and Uncertainties [Abstract]
NOTE 11 – CONCENTRATION RISK

NOTE 11 – CONCENTRATION RISK

Concentration

For the six months ended February 29, 2024 and February 28, 2023, 35% and 67% of the total revenue was generated from one customer, respectively.

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of February 24, 2024 and August 31, 2023, cash balance of $18 and $92,972, respectively, were maintained at financial institutions in Hong Kong, and were subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of February 29, 2024 and August 31, 2023, cash balance of $33,647 and $24,124, respectively, were maintained at financial institutions in the US. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness.

NOTE 11 – CONCENTRATION RISK

Concentration

For the year ended August 31, 2023, 47% and 17% of the total revenue were generated from two customers, respectively. For the year ended August 31, 2022, 70% and 26% of the total revenue were generated from two customers, including a related party. There were no accounts receivable balances as of August 31, 2023 and 2022.

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of August 31, 2023 and 2022, cash balance of $92,972 and $70,602, respectively, were maintained at financial institutions in Hong Kong, and were subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of August 31, 2023 and 2022, cash balance of $24,124 and $13,621, respectively, were maintained at financial institutions in the US. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness.